Income (loss) per share	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Income (loss) per share	Income (loss) per share
Basic losses per share is calculated by dividing income (loss) attributable to equity holders of the Group by the weighted-
average number of outstanding ordinary shares for the period.
Diluted losses per share are calculated by adjusting the weighted average number of ordinary outstanding shares to assume conversion of all dilutive potential ordinary shares.

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Weighted average number of outstanding shares	62,917,553	63,378,911
Net loss for the period	(42,867)	(52,370)
Basic and diluted loss per share (€/share)	(0.68)	(0.83)
Since net results for the three-month period ended March 31, 2024 and 2025 are losses, potentially dilutive instruments (BCEs, BSAs,
AGAs, the OCABSA, the Kreos / Claret BSAs and the Heights notes) have been excluded from the computation of diluted weighted-
average shares outstanding, because such instruments had an antidilutive impact. Consequently, the diluted losses per share are the same as the basic losses per share.